Operating Right-of-Use Lease Liability - Schedule of Maturities of Lease Liabilities (Details) (10-K) (Parenthetical)	Mar. 31, 2021	Dec. 31, 2020
VISSIA McKinney, LLC [Member]
Imputed interest	8.00%	8.00%
VISSIA Waterway, Inc [Member]
Imputed interest	8.00%	8.00%
Capitol City Solutions USA, Inc [Member]
Imputed interest	8.00%	8.00%